Finance income (costs) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance income
Interest from cash equivalents	R$ 22,388	R$ 8,241	R$ 8,703
Interest arising from revenue contracts	360,776	250,337	407,449
Interest from tax benefit (see note 24)	18,902	27,153	0
Other	0	2,196	1,581
Total	402,066	287,927	417,733
Finance costs
Interest on borrowings	(226,755)	(288,810)	(74,081)
Interest on Agribusiness Receivables Certificates	(28,535)	0	0
Interest on payables for the acquisitions of subsidiary	(15,361)	(5,916)	(10,267)
Interest on FIAGRO	(76,698)	(30,747)	0
Interest on leases	(20,268)	(16,977)	(13,217)
Interest on trade payables	(675,706)	(502,434)	(496,511)
Other	(79,843)	(30,076)	(24,021)
Total	(1,123,166)	(874,960)	(618,097)
Other Financial Income (Cost)
Loss (gain) on fair value of commodity forward contracts	(111,081)	(98,674)	9,200
Gain (loss) on changes in fair value of derivative instruments	35,470	79,375	(26,323)
Foreign exchange differences on cash equivalents	10,034	(28,605)	0
Foreign exchange differences on trade receivables and trade payables, net	(32,642)	5,867	(1,957)
Foreign exchange differences on borrowings	(17,239)	7,507	0
Gain on changes in fair value of warrants	14,024	3,756	0
Total	(101,434)	(30,774)	(19,080)
Finance income (costs)	R$ (822,534)	R$ (617,807)	R$ (219,444)